UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO CORPORATE INCOME FUND
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

July 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—76.8%
Airlines—5.3%
$2,994	American Airlines, Inc., pass thru certificates, 6.978%, 4/1/11, Ser. 01-2 (e)	Baa2/BBB+	$3,114,892
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1 (e)	Baa3/BBB+	9,894,542
3,035	7.056%, 9/15/09, Ser. 99-2 (e)	Baa3/A-	3,152,416
2,500	7.487%, 10/2/10, Ser. 00-2 (e)	Baa3/BBB	2,522,908
6,000	Delta Air Lines, Inc., 7.57%, 11/18/10, Ser. 00-1 (e)	Ba1/BB	5,583,435
4,197	Northwest Airlines, Inc., pass thru certificates,
	7.575%, 3/1/19, Ser. 99-2A (e)	Ba1/BBB	4,214,804
	United Air Lines, Inc., pass thru certificates,
3,262	3.14%, 3/2/49, Ser. 97-A, FRN (f)	NR/NR	3,271,137
6,291	6.201%, 9/1/08, Ser. 01-1 (f)	NR/NR	6,040,622
4,887	7.186%, 4/1/11, Ser. 00-2 (f)	NR/NR	4,764,264
700	10.36%, 11/13/12, Ser. 91C (f)	NR/NR	390,250
			42,949,270

Apparel & Textiles—0.2%
500	Quicksilver, Inc., 6.875%, 4/15/15 (a)(e)	B1/BB-	506,250
1,000	Russell Corp., 9.25%, 5/1/10 (e)	B1/B+	1,062,500
			1,568,750

Automotive—1.7%
2,000	Auburn Hills Trust, 12.375%, 5/1/20 (e)	A3/BBB	3,051,172
5,000	Ford Motor Co., 9.98%, 2/15/47 (e)	Baa3/BB+	4,802,955
5,000	General Motors Corp., 7.20%, 1/15/11 (e)	Baa3/BB	4,812,500
1,000	Hertz Corp., 7.625%, 6/1/12 (e)	Baa3/BBB-	978,254
			13,644,881

Banking—1.7%
5,000	Colonial Bank NA, 9.375%, 6/1/11 (e)	Ba1/BBB-	5,847,550
1,700	Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser. A (e)	Aa3/NR	1,847,221
1,000	HSBC Capital Funding LP, 10.176%, 6/30/30, United Kingdom, VRN (e)	A1/A-	1,580,912
1,000	Riggs Capital Trust, 8.625%, 12/31/26, Ser. A (e)	A3/BBB	1,089,572
1,750	Riggs National Corp., 9.65%, 6/15/09 (e)	A3/BBB+	2,032,641
1,000	Royal Bank of Scotland Group, plc, 7.648%, 9/30/31, United Kingdom, VRN (e)	A1/A	1,255,240
			13,653,136

Chemicals—0.7%
5,000	Lyondell Chemical Co., 10.50%, 6/1/13 (e)	B1/BB-	5,800,000

Computer Services—0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13, Ser. B (e)	Ba1/BBB-	1,014,974
1,500	7.125%, 10/15/09 (e)	Ba1/BBB-	1,605,142
			2,620,116

Containers—0.5%
3,000	Ball Corp., 6.875%, 12/15/12 (e)	Ba2/BB	3,180,000
1,000	Stone Container Corp., 8.375%, 7/1/12 (e)	B2/B	1,022,500
			4,202,500

	Principal
	Amount		Credit Rating
(000)			(Moody’s/S&P)	Value*
Diversified Manufacturing—2.1%
		Hutchison Whampoa International, Ltd,
	$3,500	6.25%, 1/24/14 (a)(e)	A3/A-	$3,704,025
	500	6.50%, 2/13/13 (a)(e)	A3/A-	534,471
	1,030	Raychem Corp., 7.20%, 10/15/08 (e)	Baa3/BBB	1,103,570
GBP	5,800	Tyco International Group SA, 6.50%, 11/21/31 (e)	Baa3/BBB	11,452,179
				16,794,245

Energy—0.9%
	$1,000	Edison Mission Energy, 7.73%, 6/15/09 (e)	B1/B+	1,060,000
	2,000	First Energy Corp., 7.375%, 11/15/31, Ser. C (e)	Baa3/BB+	2,413,028
	2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A (e)	Ba2/B	2,960,722
	899	System Energy Res., Inc., 5.129%, 1/15/14 (a)(e)	Baa3/BBB	882,157
				7,315,907

Financing—9.7%
	8,500	Beaver Valley II Funding, 9.00%, 6/1/17 (e)	Baa3/BB+	9,922,934
	1,000	BlueWater Finance, Ltd., 10.25%, 2/15/12 (e)	B1/B	1,085,000
	4,663	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(e)	Baa2/BBB-	5,400,412
	7,000	CIT Group, Inc., 3.66%, 9/20/07, FRN (e)	A2/A	7,019,824
		Ford Motor Credit Co.,
	500	5.70%, 1/15/10 (e)	Baa2/BB+	471,673
	2,000	5.80%, 1/12/09 (e)	Baa2/BB+	1,925,656
	1,000	6.50%, 1/25/07 (e)	Baa2/BB+	1,010,814
	3,000	7.75%, 2/15/07 (e)	Baa2/BB+	3,065,925
	1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11 (e)	B1/BB-	1,085,000
	1,180	General Electric Capital Corp., 8.30%, 9/20/09 (e)	Aaa/AAA	1,340,022
		General Motors Acceptance Corp.,
	8,000	4.509%, 1/16/07, FRN (e)	Baa2/BB	7,915,880
	5,000	6.875%, 9/15/11 (e)	Baa2/BB	4,831,490
		HSBC Finance Corp.,
	500	4.081%, 10/12/06, FRN (e)	A1/A	503,278
	1,265	7.65%, 5/15/07 (e)	A1/A	1,327,910
	1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (a)(e)	Baa1/BBB+	1,458,666
	300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (a)(e)	Baa1/BBB+	327,989
		Pemex Project Funding Master Trust,
	4,350	8.00%, 11/15/11 (e)	Baa1/BBB	4,917,675
	1,400	8.625%, 2/1/22 (e)	Baa1/BBB	1,703,100
	3,500	9.50%, 9/15/27 (a)(e)	Baa1/BBB	4,567,500
	2,000	Preferred Term Securities XIIl, 3.971%, 3/24/34, FRN (a)(c)	Aaa/AAA	1,973,296
	5,000	SETS Trust No. 2002-3, 8.85%, 4/2/07 (a)(c)	NR/NR	5,229,539
	10,000	TIERS Principal Protected Trust, 8.41%, 3/22/07 (a)(c)(d)	NR/NR	9,375,661
	1,500	Universal City Dev. Partners, 11.75%, 4/1/10 (e)	B2/B-	1,730,625
				78,189,869

Food & Beverage—1.3%
	2,000	Anheuser-Busch Cos., Inc., 5.00%, 3/1/19 (e)	A1/A+	2,002,854
	5,000	Delhaize America, Inc., 8.125%, 4/15/11 (e)	Ba1/BB+	5,601,230
	3,000	Ingles Markets, Inc., 8.875%, 12/1/11 (e)	B3/B	3,187,500
				10,791,584
Food Services—0.2%
	1,500	HJ Heinz Co., 6.189%, 12/1/20, VRN (a)	A3/A-	1,510,773

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Healthcare & Hospitals—2.7%
	HCA, Inc.,
$1,000	8.70%, 2/10/10 (e)	Ba2/BB+	$1,112,315
5,470	9.00%, 12/15/14 (e)	Ba2/BB+	6,493,842
	HEALTHSOUTH Corp.,
2,000	7.00%, 6/15/08 (f)	NR/NR	2,010,000
5,000	8.375%, 10/1/11 (f)	NR/NR	5,031,250
1,006	Manor Care, Inc., 8.00%, 3/1/08 (e)	Baa3/BBB	1,080,088
	Tenet Healthcare Corp.,
3,700	6.375%, 12/1/11 (e)	B3/B	3,533,500
1,300	7.375%, 2/1/13 (e)	B3/B	1,280,500
1,000	9.25%, 2/1/15 (a)(e)	B3/B	1,035,000
			21,576,495

Hotels/Gaming—5.0%
	Caesars Entertainment, Inc.,
2,000	8.125%, 5/15/11 (e)	Ba1/BB+	2,292,500
3,000	8.50%, 11/15/06 (e)	Baa3/BBB-	3,148,995
1,000	8.875%, 9/15/08 (e)	Ba1/BB+	1,115,000
1,000	Choctaw Resort Dev. Enterprise, 7.25%, 11/15/19 (a)(e)	B1/BB-	1,022,500
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13 (e)	B3/B-	1,070,000
1,500	Host Marriott LP, 9.50%, 1/15/07, Ser. I, REIT (e)	Ba3/B+	1,591,875
5,000	ITT Corp., 7.375%, 11/15/15 (e)	Ba1/BB+	5,575,000
500	Mandalay Resort Group, 9.375%, 2/15/10 (e)	Ba3/B+	560,000
	MGM Mirage,
4,190	6.625%, 7/15/15 (a)(e)	Ba2/BB	4,263,325
9,000	8.50%, 9/15/10 (e)	Ba2/BB	9,967,500
	Starwood Hotels & Resorts Worldwide, Inc.,
2,880	7.375%, 5/1/07 (e)	Ba1/BB+	3,009,600
1,000	7.875%, 5/1/12 (e)	Ba1/BB+	1,125,000
1,750	Station Casinos, Inc., 6.00%, 4/1/12 (e)	Ba3/BB-	1,776,250
2,599	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(c)	Baa3/BB+	3,114,453
1,250	Wynn Las Vegas LLC, 6.625%, 12/1/14 (a)(e)	B2/B+	1,223,438
			40,855,436

Insurance—0.5%
2,300	Dai-Ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (a)(e)	NR/BBB+	2,366,139
123	Prudential Financial, Inc., 4.104%, 11/15/06 (e)	A3/A-	122,710
1,500	Residential Reinsurance Ltd., 8.28%, 12/8/07, FRN (a)(c)	Ba2/BB+	1,456,832
			3,945,681

Manufacturing—0.2%
1,000	Bombardier, Inc., 6.30%, 5/1/14 (a)(e)	Ba2/BB	945,000
500	Dresser, Inc., 9.375%, 4/15/11 (e)	B2/B-	527,500
			1,472,500

Metals & Mining—0.4%
3,000	Falconbridge, Ltd., 7.25%, 7/15/12 (e)	Baa3/BBB-	3,334,644

Multi-Media—6.8%
	British Sky Broadcasting plc
3,000	6.875%, 2/23/09 (e)	Baa2/BBB-	3,184,953
2,105	7.30%, 10/15/06 (e)	Baa2/BBB-	2,173,703

	Principal
	Amount		Credit Rating
(000)			(Moody’s/S&P)	Value*
Multi-Media (continued)
	$1,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B (e)	B3/B+	$1,010,000
	2,250	Comcast Corp., 10.625%, 7/15/12 (e)	Ba1/BBB	2,889,088
	925	Comcast, Inc. 9.00%, 9/1/08 (e)	Baa2/BBB+	1,036,448
		CSC Holdings, Inc.,
	3,600	7.25%, 7/15/08 (e)	B1/BB-	3,663,000
	1,000	7.625%, 4/1/11, Ser. B (e)	B1/BB-	1,012,500
	1,400	7.875%, 12/15/07 (e)	B1/BB-	1,454,250
	700	7.875%, 2/15/18 (e)	B1/BB-	701,750
	3,000	8.125%, 7/15/09, Ser. B (e)	B1/BB-	3,105,000
	2,625	8.125%, 8/15/09, Ser. B (e)	B1/BB-	2,716,875
		DIRECTV Holdings LLC,
	1,000	6.375%, 6/15/15 (a)(e)	Ba2/BB-	1,002,500
	3,900	8.375%, 3/15/13 (e)	Ba2/BB-	4,343,625
	1,950	Echostar DBS Corp., 9.125%, 1/15/09 (e)	Ba3/BB-	2,076,750
	500	Historic TW, Inc., 6.625%, 5/15/29 (e)	Baa1/BBB+	550,124
	2,000	Mediacom Broadband LLC, 11.00%, 7/15/13 (e)	B2/B	2,195,000
	7,450	News America Holdings Corp., 7.43%, 10/1/26 (e)	Baa3/BBB-	8,575,307
	1,610	News America, Inc., 6.75%, 1/9/38 (e)	Baa3/BBB-	1,798,380
CAD	1,750	Rogers Cable, Inc., 7.25%, 12/15/11 (e)	Ba3/BB+	1,513,112
	$8,000	Time Warner, Inc., 7.70%, 5/1/32 (e)	Baa1/BBB+	10,027,208
				55,029,573

Oil & Gas—9.3%
		CenterPoint Energy Res. Corp.,
	4,000	6.50%, 2/1/08 (e)	Baa3/BBB	4,166,268
	1,200	7.75%, 2/15/11 (e)	Baa3/BBB	1,358,952
	1,000	Chesapeake Energy Corp., 7.75%, 1/15/15 (e)	Ba3/BB-	1,085,000
	3,000	Columbia Energy Group, 7.32%, 11/28/10, Ser. E (e)	Baa2/BBB	3,023,370
		Dynergy-Roseton Danskammer,
	1,750	7.27%, 11/8/10, Ser. A (e)	Caa2/B	1,758,750
	3,000	7.67%, 11/8/16, Ser. B (e)	Caa2/B	2,941,875
		Forest Oil Corp.,
	1,000	8.00%, 6/15/08 (e)	Ba3/BB-	1,075,000
	2,000	8.00%, 12/15/11 (e)	Ba3/BB-	2,210,000
	4,300	Gaz Capital SA, 8.625%, 4/28/34 (e)	Baa2/BB-	5,321,250
	4,700	Gazprom OAO, 9.625%, 3/1/13 (e)	NR/BB-	5,743,870
	3,750	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A (e)	B2/B+	3,928,125
	901	Perforadora Centrale SA, 4.92%, 12/15/18, Mexico (e)	NR/NR	904,700
		Pioneer Natural Res. Co.,
	4,000	5.875%, 7/15/16 (e)	Baa3/BBB-	4,067,700
	915	6.50%, 1/15/08 (e)	Baa3/BBB-	947,620
	1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B (e)	Ba3/BB	1,381,250
	1,000	Reliant Energy, Inc., 6.75%, 12/15/14 (e)	B1/B+	990,000
	3,000	Sonat, Inc., 7.625%, 7/15/11 (e)	Caa1/B-	3,105,000
	300	Superior Energy Services, Inc., 8.875%, 5/15/11 (e)	B1/BB-	320,250
	250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B (e)	Ba2/B+	303,750
	2,000	USX Corp., 9.375%, 2/15/12 (e)	Baa1/BBB+	2,485,760
	5,000	Valero Energy Corp., 6.875%, 4/15/12 (e)	Baa3/BBB-	5,535,650
	5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B (e)	Baa1/BBB+	5,432,745
		Williams Cos., Inc.,
	2,000	7.125%, 9/1/11 (e)	B1/B+	2,190,000
	7,000	7.50%, 1/15/31, Ser. A (e)	B1/B+	7,822,500
	5,000	7.875%, 9/1/21 (e)	B1/B+	5,812,500
	1,000	8.75%, 3/15/32 (e)	B1/B+	1,242,500
				75,154,385

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Paper/Paper Products—1.6%
$6,662	Donohue Forest Products, 7.625%, 5/15/07 (e)	Ba3/BB-	$6,828,550
	Georgia-Pacific Corp.,
2,000	8.00%, 1/15/14 (e)	Ba2/BB+	2,210,000
500	8.125%, 5/15/11 (e)	Ba3/BB+	563,750
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(e)	Baa3/BBB-	852,206
2,500	OfficeMax, Inc., 7.315%, 6/15/09, Ser. A (e)	Ba1/BB	2,753,125
			13,207,631

Pharmaceuticals—0.1%
1,000	Wyeth, 6.50%, 2/1/34 (e)	Baa1/A	1,150,228

Retail—1.3%
3,000	JC Penney Co., Inc., 8.125%, 4/1/27 (e)	Ba1/BB+	3,180,000
5,897	Yum! Brands, Inc., 8.875%, 4/15/11 (e)	Baa3/BBB-	7,053,278
			10,233,278

Telecommunications—13.1%
	AT&T Corp.,
792	9.05%, 11/15/11 (e)	Ba1/BB+	907,830
12,500	9.75%, 11/15/31 (e)	Ba1/BB+	16,250,000
5,000	Bellsouth Capital Funding Corp., 7.875%, 2/15/30 (e)	A2/A	6,365,055
1,000	Cincinnati Bell, Inc., 8.375%, 1/15/14 (e)	B3/B-	1,035,000
5,000	Citizens Communications Co., 9.25%, 5/15/11 (e)	Ba3/BB+	5,612,500
10,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10, VRN (e)	A3/A-	11,423,380
10,000	France Telecom SA, 8.00%, 3/1/11 (e)	A3/A-	11,465,130
1,000	Intelsat Bermuda Ltd., 8.625%, 1/15/15 (a)(e)	B2/B+	1,070,000
	MCI, Inc.,
474	6.908%, 5/1/07 (e)	B2/B+	481,110
474	7.688%, 5/1/09 (e)	B2/B+	495,330
405	8.735%, 5/1/14 (e)	B2/B+	456,638
	Nextel Communications, Inc.,
3,000	6.875%, 10/31/13 (e)	Ba3/BB	3,221,250
2,000	7.375%, 8/1/15 (e)	Ba3/BB	2,165,000
1,250	PanAmSat Corp., 6.375%, 1/15/08 (e)	Ba3/BB+	1,281,250
750	PCCW Capital ll, 6.00%, 7/15/13 (a)(e)	Baa2/BBB	780,519
12,860	Qwest Capital Funding, Inc., 7.25%, 2/15/11 (e)	Caa2/B	12,506,350
9,000	Qwest Communications International, Inc., 7.25%, 2/15/11 (e)	B3/B	8,820,000
2,300	Qwest Corp., 6.671%, 6/15/13, FRN (a)(e)	Ba3/BB-	2,415,000
	Sprint Capital Corp.,
6,900	6.125%, 11/15/08 (e)	Baa3/BBB-	7,184,487
4,000	6.875%, 11/15/28 (e)	Baa3/BBB-	4,534,488
1,200	Time Warner Telecom Holdings, Inc., 7.268%, 2/15/11, FRN (e)	B1/B	1,242,000
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10 (e)	A2/A+	6,099,712
			105,812,029

Tobacco—0.3%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12 (e)	Ba2/BB+	2,060,000

Utilities—8.8%
2,000	CMS Energy Corp., 8.90%, 7/15/08 (e)	B1/B+	2,190,000
500	Consumers Energy Co., 6.375%, 2/1/08 (a)(c)(e)	Baa3/BBB-	518,144
	East Coast Power LLC,
1,466	6.737%, 3/31/08, Ser. B (e)	Baa3/BBB-	1,488,296
3,128	7.066%, 3/31/12, Ser. B (e)	Baa3/BBB-	3,345,392

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities (continued)
$2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (a)	Baa2/BBB+	$2,196,274
4,355	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(e)	Ba2/BB-	4,474,762
2,500	Georgia Power Co., 3.45%, 2/17/09, FRN (e)	A2/A	2,507,637
4,800	Homer City Funding LLC, 8.137%, 10/1/19 (e)	Ba2/BB	5,424,000
	IPALCO Enterprises, Inc.,
2,150	8.375%, 11/14/08 (e)	Ba1/BB-	2,338,125
5,500	8.625%, 11/14/11 (e)	Ba1/BB-	6,201,250
3,785	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B (e)	B1/B+	4,219,829
2,000	Northern States Power-Minnesota, 8.00%, 8/28/12, Ser. B (e)	A2/A-	2,389,394
1,000	Ohio Edison Co., 5.647%, 6/15/09 (a)(e)	Baa2/BB+	1,026,951
2,000	Potomac Electric Power Co., 6.25%, 10/15/07 (e)	A3/A-	2,070,462
	PSEG Energy Holdings LLC,
6,000	8.50%, 6/15/11 (e)	Ba3/BB-	6,585,000
4,790	8.625%, 2/15/08 (e)	Ba3/BB-	5,137,275
5,000	PSEG Power LLC, 8.625%, 4/15/31 (e)	Baa1/BBB	6,841,395
500	Public Service Electric & Gas Co., 4.00%, 11/1/08, Ser. C (e)	A3/A-	491,852
5,077	South Point Energy Center LLC, 8.40%, 5/30/12 (a)(e)	B3/B-	4,822,907
600	TECO Energy, Inc., 6.75%, 5/1/15 (a)(e)	Ba2/BB	643,500
3,500	Tucson Electric Power Co., 7.50%, 8/1/08, Ser. B (e)	Baa3/BBB-	3,757,058
2,000	TXU US Holdings Co., 7.17%, 8/1/07 (e)	Baa3/BB+	2,091,034
			70,760,537

Waste Disposal—2.1%
	Allied Waste North America Inc.,
2,000	7.25%, 3/15/15 (a)(e)	B2/BB-	1,980,000
3,625	8.50%, 12/1/08, Ser. B (e)	B2/BB-	3,837,969
	Waste Management, Inc.,
5,000	7.10%, 8/1/26 (e)	Baa3/BBB	5,717,570
5,000	7.375%, 8/1/10 (e)	Baa3/BBB	5,550,510
			17,086,049

	Total Corporate Bonds & Notes (cost—$595,161,973)		620,719,497

SOVEREIGN DEBT OBLIGATIONS—6.2%
Brazil—1.7%
	Federal Republic of Brazil,
2,180	8.00%, 4/15/14	B1/BB-	2,224,759
755	10.50%, 7/14/14 (e)	B1/BB-	878,442
9,000	11.00%, 8/17/40 (e)	B1/BB-	10,595,250
			13,698,451

Guatemala—0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (a)(e)	Ba2/BB-	1,790,625

Panama—1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12 (e)	Ba1/BB	3,652,500
4,470	9.625%, 2/8/11 (e)	Ba1/BB	5,375,175
			9,027,675

Peru—1.4%
	Republic of Peru,
4,840	9.125%, 2/21/12 (e)	Ba3/BB	5,732,980
4,750	9.875%, 2/6/15 (e)	Ba3/BB	5,901,875
			11,634,855

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Russia—1.2%
	Russian Federation,
$7,362	5.00%, 3/31/30, VRN (e)	Baa3/BBB-	$8,180,964
1,300	8.25%, 3/31/10 (e)	Baa3/BBB-	1,415,960
			9,596,924

South Africa—0.4%
	Republic of South Africa,
120	7.375%, 4/25/12 (e)	Baa1/BBB	135,450
2,600	9.125%, 5/19/09 (e)	Baa1/BBB	2,980,250
			3,115,700

Ukraine Republic—0.2%
	Republic of Ukraine,
1,000	7.65%, 6/11/13 (e)	B1/BB-	1,100,796
373	11.00%, 3/15/07 (e)	B1/BB-	393,324
			1,494,120

	Total Sovereign Debt Obligations (cost—$46,894,746)		50,358,350

MORTGAGE-BACKED SECURITIES (e)—1.8%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32 (a)	NR/BB+	3,471,047
5,173	GSMPS Mortgage Loan Trust, 7.50%, 6/19/27 (a)	NR/NR	5,399,547
	Merrill Lynch Mortgage Investors, Inc.,
2,805	6.939%, 12/15/30, VRN	Baa2/A-	3,112,707
2,000	7.227%, 2/15/30, VRN	Baa1/BBB+	2,131,979
663	Morgan Stanley Capital I, 3.528%, 4/15/16, FRN (a)	Aaa/AAA	663,913

	Total Mortgage-Backed Securities (cost—$14,735,124)		14,779,193

NEW JERSEY MUNICIPAL BONDS (a)(e)(k)—1.7%
	Tobacco Settlement Financing Corp. Rev.,
4,116	8.062%, 6/1/32, FRN	NR/AA	4,601,012
2,500	8.925%, 6/1/24, FRN	NR/AA	3,243,950
4,166	9.425%, 6/1/32, FRN	NR/AA	5,545,029

	Total Municipal Bonds (cost—$10,021,131)		13,389,991

SENIOR LOANS (g)(h)(i)—1.0%
Containers—0.3%
788	Owens-Illinois Group, Inc., 5.19%, 4/1/08, Term B		796,642
	Stone Container Corp.,
131	3.24%, 11/1/10		133,165
210	5.125%, 11/1/10		212,981
106	5.125%, 11/1/10, Term B		107,514
322	5.375%, 11/1/10, Term B		327,454
215	5.375%, 11/1/11		218,303
510	5.563%, 11/1/11		518,469
			2,314,528

Multi-Media—0.3%
2,500	Adelphia Communications Corp., 7.25%, 6/30/09		2,477,902

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Printing/Publishing—0.2%
	Dex Media East LLC,
$105	4.75%, 5/8/09, Term B		$106,716
750	4.98%, 5/8/09, Term B		761,252
92	5.05%, 5/8/09, Term B		93,269
82	5.18%, 5/8/09, Term B		82,745
244	5.32%, 5/8/09, Term B		247,343
200	5.33%, 5/8/09, Term B		203,041
			1,494,366

Utilities—0.2%
	AES Corp.,
714	5.07%, 4/30/08, Term B		724,375
714	5.69%, 8/10/11, Term B		724,375
			1,448,750

	Total Senior Loans (cost—$7,669,596)		7,735,546

ASSET-BACKED SECURITIES (e)—0.7%
49	Ameriquest Mortgage Securities, Inc., 3.87%, 2/25/33, FRN	Aaa/AAA	48,741
493	CS First Boston Mortgage Securities Corp., 3.79%, 5/25/43, FRN (a)	Aaa/AAA	493,443
5,596	United Air Lines, Inc., 7.73%, 7/1/10	NR/BBB-	5,315,756

	Total Asset-Backed Securities (cost—$5,632,871)		5,857,940

Shares
PREFERRED STOCK (e)—0.4%
Financing—0.4%
3,400	Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08, UNIT (cost—$3,674,550)	B1/BB-	3,561,500

Principal
Amount
(000)
U.S. TREASURY NOTES (b)—0.2%
$1,300	U.S. Treasury Notes, 4.125%, 5/15/15 (cost—$1,286,793)		1,283,954

SHORT-TERM INVESTMENTS—11.4%
CORPORATE NOTES (e)—6.6%
Financing—1.7%
	General Motors Acceptance Corp.,
4,000	4.145%, 5/18/06, FRN	Baa2/BB	3,985,676
6,000	4.87%, 10/20/05, FRN	Baa2/BB	6,008,994
4,000	HSBC Finance Corp., 7.20%, 7/15/06	A1/A	4,105,908
			14,100,578

Food & Beverage—0.5%
4,139	Kroger Co., 8.15%, 7/15/06	Baa2/BBB-	4,279,329

Hotels/Gaming—0.5%
2,000	Caesars Entertainment, Inc., 7.875%, 12/15/05, Ser. A	Ba1/BB+	2,030,000
175	ITT Corp., 6.75%, 11/15/05	Ba1/BB+	176,969
1,471	Mandalay Resort Group, 6.45%, 2/1/06	Ba2/BB	1,493,065
			3,700,034

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Medical Products—0.1%
$1,000	Mallinckrodt, Inc., 6.75%, 9/15/05	Baa3/BBB	$1,002,420

Multi-Media—2.0%
6,625	Comcast Inc., 8.875%, 9/15/05	Baa2/BBB+	6,659,298
9,375	Lenfest Communications, Inc., 8.375%, 11/1/05	Baa2/BBB+	9,472,725
			16,132,023

Oil & Gas—0.3%
2,000	Oryx Energy Co., 8.125%, 10/15/05	Ba3/BB+	2,024,524

Telecommunications—0.4%
3,000	Citizens Communications Co., 7.60%, 6/1/06	Ba3/BB+	3,060,000
500	Telefonica Europe BV, 7.35%, 9/15/05, Netherlands	A3/A	501,963
			3,561,963

Utilities—1.1%
1,000	GPU, Inc., 7.70%, 12/1/05, Ser. A	Baa3/BB+	1,010,491
4,500	Kansas Gas & Electric, 6.20%, 1/15/06	Baa3/BBB	4,539,470
500	Nisource Finance Corp., 7.625%, 11/15/05	Baa3/BBB	505,020
2,500	PPL Capital Funding Trust I, 7.29%, 5/18/06	Ba1/BB+	2,548,215
			8,603,196

	Total Corporate Notes (cost—$53,401,270)		53,404,067

U.S. TREASURY BILLS (e)—2.0%
16,600	2.90%-3.13%,9/1/05-9/15/05 (cost—$16,540,390)		16,540,390

COMMERCIAL PAPER (e)—1.7%
Finance—1.7%
500	Rabobank USA Financial Corp., 3.265%, 8/2/05	P-1/A-1+	499,955
	UBS Finance, Inc.,
1,000	3.18%-3.185%, 9/6/05	P-1/A-1+	996,819
7,900	3.23%, 9/19/05	P-1/A-1+	7,865,269
4,400	3.375%, 10/17/05	P-1/A-1+	4,365,372

	Total Commercial Paper (cost—$13,730,279)		13,727,415

ASSET-BACKED SECURITIES (a)(h)—0.4%
3,000	Redwood Capital Ltd., 7.354%, 1/9/06, Cayman Islands, FRN (cost—$3,000,000)	Ba1/BB+	3,002,250

REPURCHASE AGREEMENT—0.7%
6,009	State Street Bank & Trust Co., dated 7/29/2005, 2.90%, due 8/1/2005, proceeds $6,010,452; collateralized by Freddie Mac, 2.875%, 9/15/2005, valued at $6,133,028 with accrued interest (cost—$6,009,000)		6,009,000

	Total Short-Term Investments (cost—$92,680,939)		92,683,122

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
OPTIONS PURCHASED (j)—0.0%
Contracts
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
269	strike price $93.75, expires 3/13/06		$1,681
183	strike price $94.25, expires 12/19/05		1,144
773	strike price $95.25, expires 9/19/05		4,831
177	strike price $95.38, expires 9/19/05		1,106
	Total Put Options Purchased (cost—$13,706)		8,762

	Total Investments, before options written (cost—$777,771,429)—100.2%		810,377,855

OPTIONS WRITTEN (j)—(0.2)%
	Call Options—(0.2)%
	Dow Jones CDX IG4 Credit Default Swap,
25,500,000	strike price $0.40, expires 9/20/05		(145,054)
	News America Holdings,
7,450,000	strike price $100, expires 10/01/06		(1,033,807)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
243	strike price $111, expires 8/26/05		(155,672)
207	strike price $113, expires 9/23/05		(25,875)
383	strike price $114, expires 11/22/05		(77,797)
466	strike price $115, expires 8/26/05		(7,281)
540	strike price $116, expires 8/26/05		(8,437)
625	strike price $117, expires 8/26/05		(9,766)
			(1,463,689)

	Put Options—0.0%
	Dow Jones CDX IG4 Credit Default Swap,
25,500,000	strike price $0.85, expires 9/20/05		(92)
	U.S. Treasury Bond Futures, Chicago Board of Trade,
590	strike price $113, expires 8/26/05		(193,594)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
625	strike price $109, expires 8/26/05		(68,359)
333	strike price $110, expires 8/26/05		(93,656)
			(355,701)

	Total Options Written (premium received—$1,440,947)		(1,819,390)

	Total Investments, net of options written (cost—$776,330,482)—100.0%		$808,558,465

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  Independent pricing service use information provided by market makers or estimates of market values obtained  from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market does not exist are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.  Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st  day prior to maturity, if the original term to maturity exceeded 60 days.  The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(b)	When-Issued or delayed-delivery security. To be settled/delivered after July 31, 2005.
(c)	Fair-valued security.
(d)	Credit-linked trust certificate.
(e)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.
(f)	Security in default.
(g)	Private Placement. Restricted as to resale and may not have a readily available market.
(h)	Illiquid security.
(i)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.  These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:
CAD - Canadian Dollar.
GBP - British Pound.
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2005.
NR - Not Rated
REIT - Real Estate Investment Trust.
UNIT - More than one class of securities traded together.

VRN - Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Other Investments:

(1) Credit default swap contracts outstanding at July 31, 2005:

	Notional		Fixed
	Amount Payable		Payments
Swap Counterparty/	on Default	Termination	Received by	Unrealized
Referenced Debt Obligation	(000)	Date	Fund	Appreciation

Bank of America
Ford Motor Credit Co.	$2,000	6/20/2006	2.60%	$26,509
Bear Stearns
Encana Corp.	3,000	9/20/2009	0.53%	27,405
Ford Motor Credit Co.	4000	6/20/2010	5.60%	344,052
General Motors Acceptance Corporation	5,000	6/20/2007	4.65%	257,228
Goldman Sachs
Ford Motor Credit Co.	1,000	6/20/2007	3.00%	20,338
General Motors Corp.	1,300	6/20/2006	3.10%	18,939
HSBC Bank
Ford Motor Credit Co.	5,000	6/20/2007	2.67%	71,982
Ford Motor Credit Co.	1,000	6/20/2007	2.70%	14,937
J.P. Morgan Chase
American Int. Corp.	5,100,000	6/20/2010	0.35%	17,197
Ford Motor Credit Co.	1,800,000	6/20/2006	2.15%	16,701
Ford Motor Credit Co.	10,000,000	6/20/2007	3.10%	221,387
Ford Motor Credit Co.	1,000,000	6/20/2006	3.25%	18,998
General Motors Acceptance Corporation	8,000,000	6/20/2006	2.63%	107,040
General Motors Acceptance Corporation	500,000	6/20/2006	2.75%	7,221
Lehman Brothers
Ford Motor Credit Co.	650,000	6/20/2006	2.90%	10,338
Merrill Lynch
Ford Motor Credit Co.	2,000	6/20/2007	3.45%	56,881
Morgan Stanley
Ford Motor Credit Co.	1,000	6/20/2007	3.40%	27,540
Ford Motor Credit Co.	2,000	6/20/2007	3.75%	67,684
Ford Motor Credit Co.	5,000	9/20/2010	4.05%	104,125
General Motors Acceptance Corporation	10,000	6/20/2006	2.80%	148,844
UBS
Ford Motor Credit Co.	1,000	6/20/2007	3.35%	26,640
General Motors Acceptance Corporation	1,000	6/20/2006	3.83%	23,999
				$1,635,985

(2) Interest rate swap agreements outstanding at July 31, 2005:

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	made	Received	Appreciation
Counterparty	(000)	Date	by the Fund	by the Fund	(Depreciation)
Goldman Sachs	$680,000	12/24/24	3 Month LIBOR	5.13%	$21,441,692
Lehman Brothers	7,450	10/1/06	7.43%	3 Month LIBOR plus 1.15%	(173,158)
Lehman Brothers	680,000	7/20/25	4.85%	3 Month LIBOR	2,950,044
					$24,218,578

LIBOR- London Interbank Offered Rate

(3) Forward foreign currency contracts outstanding at July 31, 2005:

		U.S.$ Value on	U.S.$ Value on	Unrealized
		Origination Date	July 31, 2005	Appreciation
Sold :	CAD, settling 8/30/05	$1,452,102	$1,428,701	$23,401
	GBP, settling 8/30/05	11,648,751	11,644,590	4,161
				$27,562

(4) Futures contracts outstanding at July 31, 2005:

		Notional Amount	Expiration	Unrealized
Type		(000)	Date	Appreciation
Long:	Eurodollar Futures, September 2006	$212,500	9/18/06	$935,000
	U.S. Treasury Bonds, September 2005	42,200	9/21/05	1,529,794
				$2,464,794

Item 2. Controls and Procedures

(a)                                  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 27, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 27, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 27, 2005